Financial risk management and fair value measurement - Fair value measurement and hierarchy (Details) - Derivatives - Volatility	12 Months Ended
Aug. 31, 2023 CAD ($)
Financial risk management and fair value measurement
Percentage of fair value of derivative liability to determine remaining contractual life	75.00%
Percentage of reasonably possible increase in unobservable input liabilities	10.00%
Change in fair value of derivatives by percentage of reasonably possible increase in unobservable input liabilities	$ 628,000